American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2025

Global Gold - Schedule of Investments
MARCH 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.7%
Australia — 15.4%
Capricorn Metals Ltd.(1)	3,127,800	15,903,040
Catalyst Metals Ltd.(1)(2)	1,005,300	3,665,212
Evolution Mining Ltd.	4,343,697	19,435,378
Gold Road Resources Ltd.	4,329,500	7,884,268
Northern Star Resources Ltd.	3,358,417	38,773,503
Perseus Mining Ltd.	8,703,800	18,308,635
Ramelius Resources Ltd.(2)	4,924,900	7,381,506
Regis Resources Ltd.(1)	6,882,500	17,022,746
Resolute Mining Ltd.(1)	10,272,400	3,001,363
West African Resources Ltd.(1)	6,196,700	9,088,258
Westgold Resources Ltd.	3,167,900	5,740,455
		146,204,364
Canada — 48.9%
Agnico Eagle Mines Ltd.	498,073	53,996,094
Alamos Gold, Inc., Class A	1,403,300	37,524,242
Aura Minerals, Inc.	137,300	2,671,485
Aya Gold & Silver, Inc.(1)	247,600	1,913,284
B2Gold Corp.(2)	6,083,700	17,338,545
Barrick Gold Corp.	1,800,620	35,004,053
Calibre Mining Corp.(1)	2,814,700	6,259,018
Centerra Gold, Inc.	576,900	3,660,121
Dundee Precious Metals, Inc.	1,260,700	16,715,303
Eldorado Gold Corp.(1)	190,200	3,199,164
Endeavour Silver Corp.(1)	2,924,900	12,489,323
Equinox Gold Corp.(1)	301,500	2,074,320
Fortuna Mining Corp.(1)	1,279,600	7,805,560
Franco-Nevada Corp.	226,200	35,640,072
IAMGOLD Corp.(1)	3,169,800	19,811,250
K92 Mining, Inc.(1)	1,966,200	16,956,007
Kinross Gold Corp.	3,580,857	45,154,607
Lundin Gold, Inc.	144,100	4,462,038
Mandalay Resources Corp.(1)	618,300	2,285,783
New Gold, Inc.(1)	2,002,100	7,427,791
Novagold Resources, Inc.(1)	579,200	1,690,449
OceanaGold Corp.	4,859,900	16,210,361
Orla Mining Ltd.(1)(2)	394,500	3,684,431
Osisko Gold Royalties Ltd.	519,900	10,980,288
Pan American Silver Corp.	1,006,763	26,004,688
SSR Mining, Inc.(1)	343,300	3,443,299
Torex Gold Resources, Inc.(1)	638,364	17,677,499
Triple Flag Precious Metals Corp.	220,600	4,220,227
Victoria Gold Corp./Vancouver(1)(2)	473,000	78,885
Wheaton Precious Metals Corp.	593,900	46,104,457
		462,482,644
China — 6.9%
Zhaojin Mining Industry Co. Ltd., H Shares	5,766,000	11,517,451
Zijin Mining Group Co. Ltd., H Shares	23,514,000	53,656,468
		65,173,919

Japan — 0.2%
ARE Holdings, Inc.(2)	160,600	2,128,827
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	216,600	3,385,458
South Africa — 15.4%
Anglogold Ashanti PLC (New York)	1,237,722	45,944,241
DRDGOLD Ltd., ADR	923,000	14,278,810
Gold Fields Ltd., ADR	2,006,800	44,330,212
Harmony Gold Mining Co. Ltd., ADR	2,413,900	35,653,303
Impala Platinum Holdings Ltd.(1)	391,800	2,697,292
Northam Platinum Holdings Ltd.(2)	404,500	2,895,720
		145,799,578
United Kingdom — 3.4%
Endeavour Mining PLC	1,128,004	27,105,645
Hochschild Mining PLC(1)	1,515,200	5,187,955
		32,293,600
United States — 8.1%
Coeur Mining, Inc.(1)	288,900	1,710,288
Hecla Mining Co.	1,087,400	6,045,944
Newmont Corp.	732,980	35,388,274
Royal Gold, Inc.	207,121	33,866,355
		77,010,861
TOTAL COMMON STOCKS (Cost $467,022,761)		934,479,251
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,404,144	2,404,144
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $804,533), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $789,073)		788,978
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $7,050,391), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $6,912,839)		6,912,000
		7,700,978
TOTAL SHORT-TERM INVESTMENTS (Cost $10,105,122)		10,105,122
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $477,127,883)		944,584,373
OTHER ASSETS AND LIABILITIES — 0.2%		1,688,920
TOTAL NET ASSETS — 100.0%		$946,273,293

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,822,926. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,551,493, which includes securities collateral of $9,147,349.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$146,204,364	—
Canada	$363,997,753	98,484,891	—
China	—	65,173,919	—
Japan	—	2,128,827	—
South Africa	140,206,566	5,593,012	—
United Kingdom	—	32,293,600	—
Other Countries	80,396,319	—	—
Short-Term Investments	2,404,144	7,700,978	—
	$587,004,782	$357,579,591	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.